Consolidated statements of comprehensive income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale investments:
Unrealized gains (losses), tax	$ (1)	$ 1	$ (3)
Reclassification of recognized transactions, tax	0	(7)	0
Net actuarial gains (losses) of defined benefit plans:
Adjustment, tax	29	65	61
Reclassification of recognized transactions, tax	(104)	(28)	(36)
Prior service cost of defined benefit plans:
Adjustment, tax	1	5	(1)
Reclassification of recognized transactions, tax	0	(1)	0
Change in fair value of derivative instrument, tax benefit (expense)	$ 1	$ 1	$ 0